SHARE-BASED COMPENSATION (Details) (Options)	12 Months Ended											12 Months Ended		12 Months Ended					0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended								0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014 Minimum USD ($)	Dec. 31, 2013 Minimum USD ($)	Dec. 31, 2012 Minimum USD ($)	Dec. 31, 2014 Maximum USD ($)	Dec. 31, 2013 Maximum USD ($)	Dec. 31, 2012 Maximum USD ($)	Oct. 16, 2008 2007 Plan	May 28, 2009 2008 Plan	Dec. 31, 2014 2010 Plan item	May 20, 2010 2010 Plan	Dec. 31, 2014 2010 Plan Minimum	Dec. 31, 2014 2010 Plan Maximum	Dec. 31, 2014 2010 Plan Vesting schedule one	Dec. 31, 2014 2010 Plan Vesting schedule two	Dec. 31, 2014 2010 Plan Vesting schedule three	Mar. 26, 2013 2011 Plan CNY employee	Jul. 02, 2012 2011 Plan	Dec. 31, 2014 2011 Plan item	Jun. 20, 2011 2011 Plan	Jul. 02, 2012 2011 Plan Minimum	Dec. 31, 2014 2011 Plan Minimum	Jul. 02, 2012 2011 Plan Maximum	Dec. 31, 2014 2011 Plan Maximum	Dec. 31, 2014 2011 Plan Vesting schedule one	Dec. 31, 2014 2011 Plan Vesting schedule two	Dec. 31, 2014 2011 Plan Vesting schedule three	Dec. 31, 2014 2011 Plan Vesting schedule four	Dec. 31, 2014 2007 and 2008 Option Plans item	Dec. 31, 2014 2007 and 2008 Option Plans Vesting schedule one	Dec. 31, 2014 2007 and 2008 Option Plans Vesting schedule two	Jan. 01, 2012 2010 Plan and 2011 CNY	Jan. 01, 2012 2010 Plan and 2011 USD ($)
Share-based compensation
Aggregate number of shares that can be purchased										14,000,000	8,600,000		9,000,000									22,000,000
Specified percentage of total issued and outstanding ordinary shares which can be issued under the plan																									5.00%
Threshold percentage of the unissued ordinary shares reserved in the Award Pool to the total then issued and outstanding ordinary shares, under which the shares reserved in the Award Pool shall be increased automatically																							1.00%
Percentage of ordinary shares reserved in the Award Pool to the then issued and outstanding ordinary shares, immediately after automatic increase pursuant to the plan																				5.00%
Expiration term of options granted														7 years	10 years									6 years		10 years					9 years
Number of different vesting schedules												3									4										2
Percentage of options vesting on the stated vesting commencement date																100.00%											100.00%					100.00%
Percentage of options vesting on the second anniversary of the stated vesting commencement date																	25.00%											25.00%		33.00%			50.00%
Percentage of options vesting on the third anniversary of the stated vesting commencement date																	25.00%											25.00%		33.00%			25.00%
Percentage of options vesting on the fourth anniversary of the stated vesting commencement date																	25.00%											25.00%					25.00%
Percentage of options vesting on the first anniversary of the stated vesting commencement date																	25.00%	25.00%										25.00%	25.00%	33.00%
Percentage of options vesting each quarter for the second anniversary of the stated vesting commencement date																		6.25%											6.25%
Percentage of options vesting each quarter for the third anniversary of the stated vesting commencement date																		6.25%											6.25%
Percentage of options vesting each quarter for the fourth anniversary of the stated vesting commencement date																		6.25%											6.25%
Number of share options authorized for accelerated vesting																			2,758,336
Number of employees for whom accelerated vesting of share options authorized																			1
Net incremental stock-based compensation (in CNY or dollars)																																		3,121,300
Exercise price of certain options before modification (in dollars per shares)																																			$ 0.41
Exercise price (in dollars per share)																																			$ 0.24
Compensation cost reversed																			2,948,000
Fair value of the award on the modification date																			1,676,000
Options granted (in shares)	5,734,480	9,471,008	2,130,000
Exercise price (in CNY or dollars per share)				$ 0.24	$ 0.24	$ 0.24	$ 0.53	$ 0.53	$ 0.53
Options to purchase ordinary shares, outstanding (in shares)	29,930,758
Number of ordinary shares available for future grant	7,393,877